Debt Agreements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of long-term debt consisted
(Amounts in US$’s)	Maturity Date	September 30, 2020		December 31, 2019
		Amount Outstanding	Interest Rate	Amount Outstanding	Interest Rate
Secured Notes Payable
Secured note payable*	February 28, 2020	$788,709	12.5%	$788,709	8.5%
Secured note payable*	March 1, 2022	186,709	9.0%	224,288	9.0%
Secured note payable*	September 1, 2021	18,980	7.9%	21,571	7.9%
Secured note payable	November 26, 2021	2,000,000	9.0%	2,000,000	9.0%
Secured note payable	December 26, 2020	211,667	78.99%	—	—
Secured note payable*	September 15, 2020	855,120	36.0%	—	—
Secured note payable*	October 15, 2020	2,007,971	5.0%	—	—
Total secured notes payable		6,069,156		3,034,568
Notes Payable
Equipment financing loan	September 15, 2020	—	—	3,828	8.8%
Note payable	July 9, 2019	—	—	200,000	18.0%
Note payable	September 1, 2019	—	—	200,000	18.0%
Note payable*	September 30, 2020	500,000	10.0%	500,000	10.0%
Note payable*	September 30, 2020	175,000	10.0%	175,000	10.0%
Note payable*	August 31, 2020	3,500,000	12.0%	5,000,000	10.0%
Note payable	July 9, 2019	—	—	200,000	18.0%
Notes payable*	December 6, 2019	66,700	18.0%	450,100	18.0%
Note payable	November 30, 2020	500,000	0.0%	—	—
Notes payable*	June 30, 2020	379,588	0.0%	—	—
Notes payable*	June 30, 2020	165,986	0.0%	—	—
Note payable*	February 16, 2023	83,309	3.0%	—	—
Equipment financing loan*	November 9, 2023	61,287	8.5%	—	—
Equipment financing loan*	December 19, 2023	89,912	6.7%	—	—
Equipment financing loan*	January 17, 2024	41,390	6.7%	—	—
Note payable*	September 30, 2020	290,000	0.0%	—	—
Note Payable*	October 13, 2020 through November 30, 2020	1,200,000	15.0 – 18.0%	—	—
PPP loans	April 30, 2022 through May 26, 2022	455,184	1.0%	—	—
PPP loan	May 14, 2022	24,028	1.0%	—	—
PPP loan	August 11, 2025	103,659	1.0%	—	—
Total notes payable		7,636,043		6,728,928

Senior Debentures
Senior debenture*	December 31, 2019	84,000	15.0%	100,000	15.0%
Total senior debentures		84,000		100,000

Convertible Notes Payable
Convertible note payable*	January 29, 2021	374,137	24.0%	—	—
Convertible note payable	November 20, 2020	1,700,000	5.0%	—	—
Total convertible notes payable		2,074,137		—	—

Senior Convertible Debentures
Senior convertible debenture	December 31, 2019	—	—	25,000	15.0%
Senior convertible debenture	December 31, 2021	250,000	10.0%	250,000	10.0%
Senior convertible debenture	November 30, 2020	1,000,000	9.0%	—	—
Total senior convertible debentures		1,250,000		275,000
Total long-term debt		17,113,336		10,138,496
Less unamortized discounts and debt issuance costs		(3,990,019)		(4,749,004)
Total long-term debt, less discounts and debt issuance costs		13,123,317		5,389,492
Less current portion of long-term debt		(13,123,317)		(5,389,492)
Debt classified as long-term debt		$—		$—

____________

*        Note is in default. Refer to further discussion below.

		December 31, 2019
(Amounts in US$'s)	Maturity Date	Amount Outstanding	Interest Rate
Secured Notes Payable
Secured note payable	February 28, 2020	$788,709	8.5%
Secured note payable	March 1, 2022	224,288	9.0%
Secured note payable	September 1, 2021	21,571	7.9%
Secured note payable	November 26, 2021	2,000,000	9.0%
Total secured notes payable		3,034,568
Notes Payable
Equipment financing loan	September 15, 2020	3,828	8.8%
Note payable	July 9, 2019	200,000	18.0%
Note payable	September 1, 2019	200,000	18.0%
Note payable	September 30, 2020	500,000	10.0%
Note payable	September 30, 2020	175,000	10.0%
Note payable	March 30, 2020	5,000,000	10.0%
Note payable	July 9, 2019	200,000	18.0%
Notes payable	December 6, 2019	450,100	18.0%
Total notes payable		6,728,928
Senior Convertible Debentures
Senior convertible debenture	December 31, 2019	100,000	15.0%
Senior convertible debenture	December 31, 2019	25,000	15.0%
Senior convertible debenture	December 31, 2021	250,000	10.0%
Total senior convertible debentures		375,000
Total long-term debt		10,138,496
Less unamortized discounts and debt issuance costs		(4,749,004)
Total long-term debt, less discounts and debt issuance costs		5,389,492
Less current portion of long-term debt		(5,389,492)
Debt classified as long-term debt		$—

Schedule of future maturities of long-term debt
(Amounts in US$’s)
Remainder of 2020	$14,065,711
2021	2,344,018
2022	543,028
2023	55,944
2024	1,035
Thereafter	103,600
Total	$17,113,336

(Amounts in US$'s)	Total
2020	$7,888,496
2021	2,250,000
2022	—
2023	—
2024	—
Thereafter	—
Total	$10,138,496